[E.V. LOGO]

MUTUAL FUNDS FOR PEOPLE                             [CALCULATOR GRAPHIC]
WHO PAY TAXES

Semiannual Report April 30, 1999


                                     EATON VANCE
                                     TAX-MANAGED
                                      EMERGING
                                       GROWTH
                                        FUND

[FLAG GRAPHIC]
[CALCULATOR/PAPER GRAPHIC]

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

INVESTMENT UPDATE

[PHOTO]
Edward E. (Jack) Smiley, CFA
Portfolio Manger

Investment Environment
-------------------------------------------------------------------------------
THE ECONOMY

- Over the past six months, the U.S. economy has continued the longest uninterrupted growth period in its history. Real Gross Domestic Product (GDP) was up 6.1% for the fourth quarter of 1998; in the first quarter of 1999, GDP grew at a 4.5% annual rate. Low energy prices and increased global economic competition helped keep inflation very low.

- The first three months of 1999 were characterized by the continued strong performance of domestic stock market indices. Continuing the pattern of 1998, leadership in the U.S. stock market came from a small number of mega-cap growth stocks.

- In April, cyclical stocks led the Dow Jones Industrial Average to record highs, fueled by investor belief that the economies of Latin America and Asia may be finally on the rebound. Growth stocks, which dominated earlier rallies, have underperformed.

The Fund
-------------------------------------------------------------------------------
THE PAST SIX MONTHS

- During the six months ended April 30, 1999, the Fund's Class A shares had a total return of 14.38%.(1) This return was the result of an increase in net asset value (NAV) to $10.82 on April 30, 1999 from $9.46 on October 31, 1998.

- The Fund's Class B shares had a total return of 13.95%(1) during the period, the result of an increase in NAV to $10.70 from $9.39.

- The Fund's Class C shares had a total return of 13.88%(1) during the period, the result of an increase in NAV to $10.67 from $9.37.

- For comparison, during the six months ended 4/30/99, the S&P 600 Index had a return of 9.03%, and the Lipper Small-Cap Funds category had an average return of 14.75%.(2)

MANAGEMENT DISCUSSION

- The Fund's objective is to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies.

- The Fund emphasizes in-depth research and fundamental analysis to select those emerging growth stocks with the best potential for long-term growth. Management seeks to minimize taxable income for shareholders by investing in low-yielding stocks and buying and holding stocks for the long term.

- Over the past six months, the strongest sectors in the Fund have included Internet-related stocks (such as Exodus Communications and Concentric Network); the semiconductor group (including Applied Micro Circuits and PMC-Sierra); and medical devices (MiniMed and Osteotech). Weaker sectors included energy and hospital management.

PORTFOLIO HIGHLIGHTS

- Speedway Motorsports, Inc., the Fund's largest holding, promotes, markets, and sponsors motorsport activities in the U.S. In addition to owning and operating six racing venues, the company also sponsors 15 racing events annually.

- Abacus Direct Corp. is the leading provider of information and research to the direct marketing industry. The company maintains the largest proprietary database in the U.S. of consumers' catalogue-purchasing behavior, which marketers can use to improve direct mail response rates.

- Medical devices manufacturer MiniMed has been among the Fund's strongest holdings. The company is the #1 maker of external insulin pumps and related products for the treatment of diabetes.

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Fund Information
as of April 30, 1999

Performance(3)                Class A        Class B        Class C
--------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------
One Year                       -3.22%         -4.04%         -4.13%
Life of Fund+                   5.05           4.35           4.16

SEC Average Annual Total Returns
(including sales charge or applicable CDSC)
--------------------------------------------------------------------
One Year                       -8.77%         -8.83%         -5.09%
Life of Fund+                   1.23           1.25           4.16

+Inception Dates -- Class A: 9/25/97; Class B: 9/29/97; Class C:9/29/97

Ten Largest Holdings(4) By total net assets
--------------------------------------------------
Speedway Motorsports, Inc.                    2.0%
Comverse Technology, Inc.                     1.9
MiniMed, Inc.                                 1.9
National Data Corp.                           1.6
Ethan Allen Interiors, Inc.                   1.6
Swift Transportation Co., Inc.                1.5
Acxiom Corp.                                  1.5
Micrel, Inc.                                  1.5
Cullen/Frost Bankers, Inc.                    1.5
Abacus Direct Corp.                           1.5

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index or Lipper category. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 16.5% of the Fund's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 94.1%


                SECURITY                  SHARES       VALUE
--------------------------------------------------------------------
Advertising -- 2.9%
--------------------------------------------------------------------
Catalina Marketing Corp.(1)                   24,000   $   2,050,500
Harte-Hanks Communications, Inc.              54,600       1,378,650
Outdoor Systems, Inc.(1)                      32,000         806,000
--------------------------------------------------------------------
                                                       $   4,235,150
--------------------------------------------------------------------
Banks - Regional -- 2.7%
--------------------------------------------------------------------
City National Corp.                           43,000   $   1,660,875
Cullen/Frost Bankers, Inc.                    40,000       2,157,499
--------------------------------------------------------------------
                                                       $   3,818,374
--------------------------------------------------------------------
Banks and Money Services -- 1.0%
--------------------------------------------------------------------
Bank United Corp.                             36,500   $   1,473,688
--------------------------------------------------------------------
                                                       $   1,473,688
--------------------------------------------------------------------
Broadcasting and Cable -- 0.8%
--------------------------------------------------------------------
Heftel Broadcasting Corp.(1)                  21,700   $   1,179,938
--------------------------------------------------------------------
                                                       $   1,179,938
--------------------------------------------------------------------
Broadcasting and Radio -- 0.6%
--------------------------------------------------------------------
Entercom Communications Corp.(1)              24,800   $     920,700
--------------------------------------------------------------------
                                                       $     920,700
--------------------------------------------------------------------
Business Products and Services -- 1.6%
--------------------------------------------------------------------
Apollo Group, Inc.(1)                         45,000   $   1,113,750
CN Maximus, Inc.(1)                           46,000       1,196,000
--------------------------------------------------------------------
                                                       $   2,309,750
--------------------------------------------------------------------
Business Services - Miscellaneous -- 8.3%
--------------------------------------------------------------------
Concord EFS, Inc.(1)                          29,000   $     967,875
Diamond Technology Partners(1)                38,500         818,125
Exodus Communications, Inc.(1)                14,000       1,261,750
Human Genome Sciences, Inc.(1)                24,000         888,000
Iron Mountain, Inc.(1)                        29,000         806,563
National Data Corp.                           49,000       2,260,124
On Assignment, Inc.(1)                        50,000       1,515,625
Pegasus Systems, Inc.(1)                      22,000       1,028,500
Provant, Inc.(1)                              31,000         558,000
Sylvan Learning Systems, Inc.(1)              36,300         912,038
                SECURITY                  SHARES       VALUE
--------------------------------------------------------------------

Business Services - Miscellaneous (continued)
--------------------------------------------------------------------
Whittman-Hart, Inc.(1)                        30,000   $     847,500
--------------------------------------------------------------------
                                                       $  11,864,100
--------------------------------------------------------------------
Communications Equipment -- 1.9%
--------------------------------------------------------------------
Comverse Technology, Inc.(1)                  43,500   $   2,789,437
--------------------------------------------------------------------
                                                       $   2,789,437
--------------------------------------------------------------------
Communications Services -- 1.5%
--------------------------------------------------------------------
Com21, Inc.(1)                                19,000   $     591,375
Concentric Network Corp.(1)                    3,000         250,500
McLeodUSA, Inc.(1)                            22,900       1,283,831
--------------------------------------------------------------------
                                                       $   2,125,706
--------------------------------------------------------------------
Computer Software -- 1.1%
--------------------------------------------------------------------
Brio Technology, Inc.(1)                      45,450   $     636,300
International Integration, Inc.(1)            46,000         960,250
Razorfish, Inc.(1)                             1,000          43,500
--------------------------------------------------------------------
                                                       $   1,640,050
--------------------------------------------------------------------
Consumer Services -- 1.2%
--------------------------------------------------------------------
Strayer Education, Inc.                       49,500   $   1,713,938
--------------------------------------------------------------------
                                                       $   1,713,938
--------------------------------------------------------------------
Distribution -- 0.8%
--------------------------------------------------------------------
United Stationers(1)                          70,000   $   1,194,375
--------------------------------------------------------------------
                                                       $   1,194,375
--------------------------------------------------------------------
Drugs -- 1.4%
--------------------------------------------------------------------
Sepracor, Inc.(1)                             24,000   $   2,028,000
--------------------------------------------------------------------
                                                       $   2,028,000
--------------------------------------------------------------------
Education -- 1.0%
--------------------------------------------------------------------
Career Education Corp.(1)                     16,550   $     554,425
Devry, Inc.(1)                                36,000         949,500
--------------------------------------------------------------------
                                                       $   1,503,925
--------------------------------------------------------------------
Electrical Equipment -- 2.0%
--------------------------------------------------------------------
Level One Communications, Inc.(1)             15,000   $     770,625

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES       VALUE
--------------------------------------------------------------------

Electrical Equipment (continued)
--------------------------------------------------------------------
Micrel, Inc.(1)                               37,000   $   2,178,374
--------------------------------------------------------------------
                                                       $   2,948,999
--------------------------------------------------------------------
Electronics - Instruments -- 5.1%
--------------------------------------------------------------------
Applied Micro Circuits Corp.(1)               27,700   $   1,476,756
Cognex Corp.(1)                               45,200       1,310,800
Helix Technology Corp.                        22,725         401,239
Microchip Technology, Inc.(1)                 38,000       1,330,000
Novellus System, Inc.(1)                      10,000         472,500
Qlogic Corp.(1)                               15,000       1,049,063
Sanmina Corp.(1)                              20,000       1,327,500
--------------------------------------------------------------------
                                                       $   7,367,858
--------------------------------------------------------------------
Electronics - Semiconductors -- 4.1%
--------------------------------------------------------------------
Dallas Semiconductor Corp.                    31,000   $   1,317,500
Linear Technologies Corp.                     15,000         853,125
PMC-Sierra, Inc.(1)                           18,000       1,725,750
Vitesse Semiconductor Corp.(1)                43,350       2,007,647
--------------------------------------------------------------------
                                                       $   5,904,022
--------------------------------------------------------------------
Entertainment -- 3.7%
--------------------------------------------------------------------
Cinar Films, Inc., Class B(1)                 41,200   $     860,050
MGM Grand, Inc.(1)                            35,000       1,540,000
Speedway Motorsports, Inc.(1)                 67,000       2,906,124
--------------------------------------------------------------------
                                                       $   5,306,174
--------------------------------------------------------------------
Financial - Specialty -- 0.6%
--------------------------------------------------------------------
Enhance Finance Service Group, Inc.           40,000   $     827,500
--------------------------------------------------------------------
                                                       $     827,500
--------------------------------------------------------------------
Foods -- 0.4%
--------------------------------------------------------------------
Lance, Inc.                                   45,272   $     628,149
--------------------------------------------------------------------
                                                       $     628,149
--------------------------------------------------------------------
Furniture and Appliances -- 1.6%
--------------------------------------------------------------------
Ethan Allen Interiors, Inc.                   44,500   $   2,255,593
--------------------------------------------------------------------
                                                       $   2,255,593
--------------------------------------------------------------------

                SECURITY                  SHARES       VALUE
--------------------------------------------------------------------
Health Care Services -- 0.3%
--------------------------------------------------------------------
Eclipsys Corp.(1)                             22,200   $     488,400
--------------------------------------------------------------------
                                                       $     488,400
--------------------------------------------------------------------
Health Services -- 8.0%
--------------------------------------------------------------------
ABR Information Services, Inc.(1)             37,500   $     656,250
Biomatrix, Inc.(1)                            48,400       1,594,175
Compdent Corp.(1)                             45,000         635,625
Express Scripts, Inc., Class A(1)             17,000       1,251,625
MedQuist, Inc.(1)                             38,000       1,301,500
MiniMed, Inc.(1)                              44,000       2,749,999
Province Healthcare Co.(1)                    40,000         890,000
Renal Care Group, Inc.(1)                     63,000       1,315,125
Sunrise Assisted Living, Inc.(1)              28,000       1,120,000
--------------------------------------------------------------------
                                                       $  11,514,299
--------------------------------------------------------------------
Information Services -- 11.6%
--------------------------------------------------------------------
Abacus Direct Corp.(1)                        29,000   $   2,145,999
Acxiom Corp.(1)                               87,000       2,196,749
Affiliated Computer Services, Inc.,
Class A(1)                                    51,700       1,977,525
BISYS Group, Inc. (The)(1)                    40,100       2,035,075
Dendrite International(1)                     40,000       1,035,000
IDX Systems Corp.(1)                          46,000         747,500
Marimba Software(1)                              200          12,150
Medical Manager Corp.(1)                      75,000       2,137,500
Mobius Management Systems, Inc.(1)            34,000         306,000
Netgravity, Inc.(1)                           11,000         444,813
Sapient Corp.(1)                              13,400         840,850
Siebel Systems, Inc.(1)                       27,000       1,037,813
Veritas Software Corp.(1)                     23,900       1,696,900
--------------------------------------------------------------------
                                                       $  16,613,874
--------------------------------------------------------------------
Insurance -- 2.2%
--------------------------------------------------------------------
Mutual Risk Management Ltd.                   51,000   $   1,982,625
Reinsurance Group of America, Inc.            37,500       1,134,375
--------------------------------------------------------------------
                                                       $   3,117,000
--------------------------------------------------------------------
Investment Services -- 2.2%
--------------------------------------------------------------------
Centura Banks, Inc.                           14,700   $     875,569
E*Trade Group, Inc.(1)                        11,000       1,270,500

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES       VALUE
--------------------------------------------------------------------

Investment Services (continued)
--------------------------------------------------------------------
PIMCO Advisors Holdings L.P.                  36,000   $     967,500
--------------------------------------------------------------------
                                                       $   3,113,569
--------------------------------------------------------------------
Lodging and Gaming -- 0.4%
--------------------------------------------------------------------
ResortQuest International, Inc.(1)            33,000   $     552,750
--------------------------------------------------------------------
                                                       $     552,750
--------------------------------------------------------------------
Machinery -- 0.8%
--------------------------------------------------------------------
Varco International, Inc.(1)                 100,000   $   1,131,250
--------------------------------------------------------------------
                                                       $   1,131,250
--------------------------------------------------------------------
Medical Products -- 3.9%
--------------------------------------------------------------------
Haemonetics Corp.(1)                          41,300   $     647,894
Millennium Pharmaceuticals(1)                 13,000         483,438
Ocular Sciences, Inc.(1)                      34,000       1,037,000
Osteotech, Inc.(1)                            31,250       1,128,906
Respironics, Inc.(1)                          62,300         879,988
Steris Corp.(1)                               23,000         408,250
Xomed Surgical Products, Inc.(1)              25,500       1,061,438
--------------------------------------------------------------------
                                                       $   5,646,914
--------------------------------------------------------------------
Metals - Gold -- 0.0%
--------------------------------------------------------------------
Steppe Gold Resources, Ltd.(1)               200,000   $           0
--------------------------------------------------------------------
                                                       $           0
--------------------------------------------------------------------
Metals - Industrial -- 0.8%
--------------------------------------------------------------------
AMT International Mining Corp.(1)(2)         817,200   $     140,313
Formation Capital Corp.(1)                   400,000          82,400
Stillwater Mining Co.(1)                      31,000         877,688
--------------------------------------------------------------------
                                                       $   1,100,401
--------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 6.9%
--------------------------------------------------------------------
Cross Timbers Oil Co.                        155,000   $   1,695,313
Devon Energy Corp.                            18,700         621,775
Louis Dreyfus Natural Gas(1)                  82,000       1,568,250
Newfield Exploration Co.(1)                   70,000       1,881,250
Noble Affiliates, Inc.                        41,000       1,314,563
Nuevo Energy Co.(1)                           91,000       1,444,625
Snyder Oil Corp.                              23,000         418,313

                SECURITY                  SHARES       VALUE
--------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
--------------------------------------------------------------------
Stone Energy Corp.(1)                         29,000   $     984,188
--------------------------------------------------------------------
                                                       $   9,928,277
--------------------------------------------------------------------
Printing and Business Products -- 0.4%
--------------------------------------------------------------------
Valassis Communications, Inc.(1)              10,000   $     560,000
--------------------------------------------------------------------
                                                       $     560,000
--------------------------------------------------------------------
Publishing -- 1.2%
--------------------------------------------------------------------
Central Newspapers, Inc., Class A             49,800   $   1,690,088
--------------------------------------------------------------------
                                                       $   1,690,088
--------------------------------------------------------------------
REITS -- 1.2%
--------------------------------------------------------------------
Prison Realty Corp.                           46,150   $     899,925
Public Storage, Inc.                          31,000         864,125
--------------------------------------------------------------------
                                                       $   1,764,050
--------------------------------------------------------------------
Retail - Food and Drug -- 1.8%
--------------------------------------------------------------------
Applebees International, Inc.                 23,000   $     593,688
Papa John's International, Inc.(1)            17,000         683,188
Sonic Corp.(1)                                30,000         843,750
Wild Oats Markets, Inc.(1)                    15,000         415,313
--------------------------------------------------------------------
                                                       $   2,535,939
--------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.3%
--------------------------------------------------------------------
99 Cents Only Stores(1)                       15,000   $     706,875
Bed Bath and Beyond, Inc.(1)                  53,700       1,916,419
Childrens Place(1)                            10,000         362,500
O'Reilly Automotive, Inc.(1)                  26,500       1,212,375
The Mens Wearhouse, Inc.(1)                   70,000       1,916,250
--------------------------------------------------------------------
                                                       $   6,114,419
--------------------------------------------------------------------
Semiconductor Equipment -- 0.7%
--------------------------------------------------------------------
PRI Automation, Inc.(1)                       38,800   $     962,725
--------------------------------------------------------------------
                                                       $     962,725
--------------------------------------------------------------------
Software Services -- 0.7%
--------------------------------------------------------------------
Great Plains Software, Inc.(1)                18,500   $     565,406
Peregrine Systems, Inc.(1)                    20,500         461,250
--------------------------------------------------------------------
                                                       $   1,026,656
--------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES       VALUE
--------------------------------------------------------------------
Solid Waste -- 0.5%
--------------------------------------------------------------------
Casella Waste Systems, Inc., Class A(1)       28,000   $     700,000
--------------------------------------------------------------------
                                                       $     700,000
--------------------------------------------------------------------
Transportation -- 1.9%
--------------------------------------------------------------------
Comair Holdings, Inc.                         22,300   $     491,994
Swift Transportation Co., Inc.(1)            120,000       2,204,999
--------------------------------------------------------------------
                                                       $   2,696,993
--------------------------------------------------------------------
Total Common Stocks
   (identified cost $110,035,233)                      $ 135,293,030
--------------------------------------------------------------------
PREFERRED STOCKS -- 0.0%
Metals - Gold -- 0.0%
--------------------------------------------------------------------
Ashanti Goldfields Co., Ltd., Class C(3)       8,889   $           0
Ashanti Goldfields Co., Ltd., Class D(3)       8,889               0
Ashanti Goldfields Co., Ltd., Class E(3)       8,889               0
--------------------------------------------------------------------
                                                       $           0
--------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $0)                                $           0
--------------------------------------------------------------------
PRIVATE PLACEMENTS AND SPECIAL WARRANTS -- 0.5%
Metals - Gold -- 0.5%
--------------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)               80,000   $      80,000
Quincunx Gold Exploration(1)(2)(3)           300,000         123,584
Western Exploration and Development,
Ltd.(1)(3)                                   600,000         480,000
--------------------------------------------------------------------
                                                       $     683,584
--------------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $679,988)                          $     683,584
--------------------------------------------------------------------

WARRANTS -- 0.0%


                SECURITY                  SHARES       VALUE
--------------------------------------------------------------------
Metals - Gold -- 0.0%
--------------------------------------------------------------------
Minorca Resources, Inc.(1)(2)                 12,500   $           0
Queenstake Resources(1)(2)                    32,146               0
Queenstake Resources(1)(2)                    21,427               0
Queenstake Resources(1)(2)                    21,427               0
--------------------------------------------------------------------
                                                       $           0
--------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                $           0
--------------------------------------------------------------------
COMMERCIAL PAPER -- 3.7%

                                          FACE
                                          AMOUNT
                                          (000'S
                SECURITY                  OMITTED)     VALUE
--------------------------------------------------------------------
General Electric Capital Corp., 4.92%,
5/3/99                                    $    5,297   $   5,295,552
--------------------------------------------------------------------
Total Commercial Paper
   (identified cost $5,295,552)                        $   5,295,552
--------------------------------------------------------------------
Total Investments -- 98.3%
   (identified cost $116,010,773)                      $ 141,272,166
--------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                 $   2,401,946
--------------------------------------------------------------------
Net Assets -- 100.0%                                   $ 143,674,112
--------------------------------------------------------------------

(1)  Non-income producing security.
(2)  Foreign security.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 1999
Assets
-------------------------------------------------------
Investments at value, (identified cost,
   $116,010,773)                          $ 141,272,166
Cash                                             16,515
Receivable for investments sold                 145,177
Receivable for Fund shares sold               3,432,336
Dividends receivable                             31,185
Tax reclaim receivable                              106
Deferred organization expenses                    6,901
-------------------------------------------------------
TOTAL ASSETS                              $ 144,904,386
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for investments purchased         $       4,000
Payable for Fund shares redeemed              1,127,890
Other accrued expenses                           98,384
-------------------------------------------------------
TOTAL LIABILITIES                         $   1,230,274
-------------------------------------------------------
NET ASSETS                                $ 143,674,112
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 136,851,032
Accumulated net realized loss (computed
   on the basis of identified cost)         (17,805,646)
Accumulated net investment loss                (632,667)
Net unrealized appreciation (computed on
   the basis of identified cost)             25,261,393
-------------------------------------------------------
TOTAL                                     $ 143,674,112
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $  41,343,181
SHARES OUTSTANDING                            3,819,811
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (NET ASSETS  DIVIDED BY SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $       10.82
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 OF $10.82)      $       11.48
-------------------------------------------------------
Class B Shares
-------------------------------------------------------
NET ASSETS                                $  75,398,983
SHARES OUTSTANDING                            7,048,860
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (NET ASSETS  DIVIDED BY SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $       10.70
-------------------------------------------------------
Class C Shares
-------------------------------------------------------
NET ASSETS                                $  26,931,948
SHARES OUTSTANDING                            2,524,870
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (NET ASSETS  DIVIDED BY SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $       10.67
-------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 1999
Investment Income
------------------------------------------------------
Dividends                                 $    226,958
Interest                                       131,861
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    358,819
------------------------------------------------------
Expenses
------------------------------------------------------
Investment adviser fee                    $    400,824
Trustees fees and expenses                       5,624
Distribution and service fees
   Class A                                       9,901
   Class B                                     280,390
   Class C                                     118,849
Transfer and dividend disbursing agent
   fees                                         81,323
Custodian fee                                   63,371
Registration fees                               17,714
Printing and postage                             6,388
Legal and accounting services                    4,892
Amortization of organization expenses              997
Miscellaneous                                    1,213
------------------------------------------------------
TOTAL EXPENSES                            $    991,486
------------------------------------------------------

NET INVESTMENT LOSS                       $   (632,667)
------------------------------------------------------
Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss)--
   Investment transactions (identified
      cost basis)                         $ (6,767,333)
   Foreign currency transactions                 1,398
------------------------------------------------------
NET REALIZED LOSS                         $ (6,765,935)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 22,271,511
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 22,271,511
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 15,505,576
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 14,872,909
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       APRIL 30, 1999      YEAR ENDED
in Net Assets                             (UNAUDITED)         OCTOBER 31, 1998
---------------------------------------------------------------------------------
From operations--
   Net investment loss                       $     (632,667)      $      (757,914)
   Net realized loss                             (6,765,935)          (10,966,248)
   Net change in unrealized appreciation
      (depreciation)                             22,271,511             3,443,625
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   14,872,909       $    (8,280,537)
---------------------------------------------------------------------------------
   Transactions in shares of beneficial interest --
      Proceeds from sale of shares
         Class A                             $   15,465,559       $    31,916,155
         Class B                                 19,069,610            55,874,763
         Class C                                  9,223,276            21,292,030
      Issued in reorganization of Eaton
         Vance Worldwide Developing
         Resources Fund
         Class A                                    147,201                    --
         Class B                                  4,338,847                    --
      Cost of shares redeemed
         Class A                                 (6,651,723)           (5,597,177)
         Class B                                 (8,441,151)           (7,461,062)
         Class C                                 (3,481,880)           (3,200,764)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                        $   29,669,739       $    92,823,945
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                   $   44,542,648       $    84,543,408
---------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------
At beginning of period                       $   99,131,464       $    14,588,056
---------------------------------------------------------------------------------
AT END OF PERIOD                             $  143,674,112       $    99,131,464
---------------------------------------------------------------------------------
Accumulated net investment loss included in net assets
---------------------------------------------------------------------------------
AT END OF PERIOD                             $     (632,667)      $            --
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     SIX MONTHS ENDED
                                     APRIL 30, 1999                         YEAR ENDED
                                     (UNAUDITED)                            OCTOBER 31, 1998
                                ----------------------------------     ------------------------------
                                CLASS A      CLASS B      CLASS C      CLASS A    CLASS B    CLASS C
-----------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                    $ 9.460      $ 9.390      $ 9.370      $ 9.740    $ 9.740    $ 9.720
-----------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------
Net investment income (loss)    $(0.019)     $(0.057)     $(0.063)     $(0.040)   $(0.090)   $(0.092)
Net realized and unrealized
   gain (loss)                    1.379        1.367        1.363       (0.240)    (0.260)    (0.258)
-----------------------------------------------------------------------------------------------------
NET INCOME (LOSS) FROM
   OPERATIONS                   $ 1.360      $ 1.310      $ 1.300      $(0.280)   $(0.350)   $(0.350)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                       $10.820      $10.700      $10.670      $ 9.460    $ 9.390    $ 9.370
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                   14.38%       13.95%       13.88%       (2.87)%    (3.59)%    (3.60)%
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)              $41,343      $75,399      $26,932      $28,035    $52,641    $18,455
Ratios (As a percentage of
   average daily net assets):
   Expenses                        0.96%(4)     1.74%(4)     1.91%(4)     1.21%      2.04%      2.21%
   Net investment income
      (loss)                      (0.40)%(4)   (1.18)%(4)   (1.35)%(4)   (0.57)%    (1.41)%    (1.58)%
Portfolio Turnover                   44%          44%          44%         110%       110%       110%
-----------------------------------------------------------------------------------------------------


                                     PERIOD ENDED
                                     OCTOBER 31, 1997
                                ---------------------------------------
                                CLASS A(1)    CLASS B(2)    CLASS C(2)
------------------------------
Net asset value -- Beginning
   of period                      $10.000       $10.000       $10.000
------------------------------
Income (loss) from operations
------------------------------
Net investment income (loss)      $ 0.008       $ 0.005       $ 0.003
Net realized and unrealized
   gain (loss)                     (0.268)       (0.265)       (0.283)
------------------------------
NET INCOME (LOSS) FROM
   OPERATIONS                     $(0.260)      $(0.260)      $(0.280)
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                         $ 9.740       $ 9.740       $ 9.720
------------------------------
TOTAL RETURN(3)                     (2.60)%       (2.60)%       (2.80)%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                $ 3,925       $ 8,613       $ 2,051
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.63%(4)      1.37%(4)      1.56%(4)
   Net investment income
      (loss)                         1.83%(4)      1.13%(4)      0.90%(4)
Portfolio Turnover                      7%            7%            7%
------------------------------

(1) For the period from the start of business, September 25, 1997, to October 31, 1997.
(2) For the period from the commencement of offerings of Class B and Class C shares, September 29, 1997, to October 31, 1997.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Emerging Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund, which is a series of Eaton Vance Mutual Funds Trust (the Trust), seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Fund. The Fund has three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $10,797,209 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2006 ($10,740,877) and on October 31, 2005 ($56,332).

 C Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income and (b) at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years). Income dividends are declared separately for each class of shares. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the ex-date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.
3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of the average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 1999, the fee amounted to $400,824.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $49,625 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 1999. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 1999, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                            $116,010,773
-------------------------------------------------------
Gross unrealized appreciation             $  29,053,930
Gross unrealized depreciation                (3,792,537)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  25,261,393
-------------------------------------------------------

5 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of the Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          APRIL 30, 1999     YEAR ENDED
CLASS A                                   (UNAUDITED)        OCTOBER 31, 1998
-----------------------------------------------------------------------------
Issued in Reorganization of Worldwide
 Developing Resources Fund                          14,140                 --
Sales                                            1,467,404          3,136,112
Redemptions                                       (625,846)          (574,893)
-----------------------------------------------------------------------------
NET INCREASE                                       855,698          2,561,219
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          APRIL 30, 1999     YEAR ENDED
CLASS B                                   (UNAUDITED)        OCTOBER 31, 1998
-----------------------------------------------------------------------------
Issued in Reorganization of Worldwide
 Developing Resources Fund                         420,838                 --
Sales                                            1,826,142          5,475,478
Redemptions                                       (806,237)          (751,650)
-----------------------------------------------------------------------------
NET INCREASE                                     1,440,743          4,723,828
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          APRIL 30, 1999     YEAR ENDED
CLASS C                                   (UNAUDITED)        OCTOBER 31, 1998
-----------------------------------------------------------------------------
Sales                                              890,949          2,095,183
Redemptions                                       (335,953)          (336,223)
-----------------------------------------------------------------------------
NET INCREASE                                       554,996          1,758,960
-----------------------------------------------------------------------------

6 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted a Service Plan for the Fund's Class A shares (the "Class A Plan") that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Class A Plan provides that the Fund may make service fee

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   payments for personal services and/or the maintenance of shareholder accounts to the Principal Underwriter, financial service firms ("Investment Dealers") and other persons in amounts not exceeding 0.25% of average daily net assets for Class A shares for any fiscal year. The Trustees have initially implemented the Class A Plan by authorizing quarterly service fee payments to the Principal Underwriter and Investment Dealers in amounts not expected to exceed 0.25% of the average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. The Fund paid or accrued service fees to or payable to EVD for the six months ended April 30, 1999 in the amount of $9,901 for Class A.

   The Fund has also adopted distribution plans ("Class B Plan" and "Class C Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans, which are approved annually, require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's Class B and Class C daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus
   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD, of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 7) and daily amounts theretofore paid to EVD by each respective class. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended April 30, 1999, the Fund paid or accrued $256,042 and $89,230, to or payable to EVD representing 0.75% (annualized) of average daily net assets of Class B and Class C shares, respectively. At April 30, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,219,000 and $1,737,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to EVD, Investment Dealers, and other persons in amounts not exceeding 0.25% of their average daily net assets for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. Under the Class C Plan, EVD currently expects to pay to an Investment Dealer (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of the Class C shares sold by such Dealer and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such Dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, EVD will retain the service fee as reimbursement for the service fee payment made to Investment Dealers at the time of sale. The Fund paid or accrued service fees to or payable to EVD for the six months ended April 30, 1999, in the amount of $24,348 and $29,619 for Class B and Class C shares, respectively. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) may be imposed on certain Class A shares redeemed within 12 months of purchase. A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). For Class B the CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under various other conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 6). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be retained by the Fund. EVD received approximately $148,000 and $11,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the six months ended April 30, 1999.

8 Line of Credit
-------------------------------------------
   The Fund participates with other funds and portfolios managed by EVM and its affiliates in a $130 million

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund or portfolio based on its borrowings at an amount above the Eurodollar rate or federal funds advanced funding rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 1999.

9 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $80,304,534 and $54,936,877, respectively, for the six months ended April 30, 1999.

10 Fund Reorganization
-------------------------------------------
   Effective December 18, 1998, the Fund acquired the net assets of Worldwide Developing Resources Fund, pursuant to an Agreement and Plan of Reorganization dated October 19, 1998. In accordance with the agreement, the Fund, at closing, issued shares as follows:

                                                     AGGREGATE          NET ASSET
                                          SHARES     VALUE OF SHARES    VALUE PER
CLASS                                     ISSUED     ISSUED             SHARE
----------------------------------------------------------------------------------
Class A                                     14,140      $     147,201     $  10.41
Class B                                    420,838      $   4,338,847     $  10.31

   The net assets acquired, including unrealized net depreciation at the date of the transaction, were as follows:

                                          ACQUIRED NET    UNREALIZED
FUND                                      ASSETS          DEPRECIATION
-----------------------------------------------------------------------
Worldwide Developing Resources              $ 4,486,048      $  182,370

   Directly after the merger, the combined net assets of the Fund was $124,064,338. The net asset value of each class was $10.41 and $10.31 for Class A and Class B, respectively.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE
TAX-MANAGED EMERGING GROWTH FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617)482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

EATON VANCE
TAX-MANAGED EMERGING GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

3-4061-6/99                                                           MGSRC-6/99